Nature of business and significant events (Details) (USD $)	12 Months Ended			0 Months Ended	1 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2012 Satmex 7	Mar. 13, 2012 Satmex 7 Master Procurement Agreement Maximum	Mar. 13, 2012 Satmex 7 Satmex Procurement Agreement	Jul. 31, 2012 Satmex 8	Dec. 31, 2012 Satmex 8
Nature of business and significant events
Number of satellites in current fleet	3
Number of satellite control centers from which satellites are operated and monitored	2
Maximum percentage of foreign investment	49.00%
Maximum percentage of foreign investment, if constitutional reform goes into effect as per the fifth transitory article	100.00%
Nature of business and significant events
Construction cost					$ 358,300,000
Amount to be paid on launch, recognized as current liability						17,750,000
Amount to be paid on launch, presented as restricted cash	4,900,000
Amount of increase in price of each satellite that Boeing is entitled to make in the event ABS fails to perform its obligations			10,500,000
Period of construction schedule				34 months
Expected design, construction, launch and insurance costs		165,000,000
Amount incurred		32,750,000
Capitalized interest		$ 1,175,000